Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.71%
Advertising–0.23%
Ibotta, Inc., Class A(b)	105,873	$10,283,445
Aerospace & Defense–1.80%
Curtiss-Wright Corp.	251,325	71,079,737
Loar Holdings, Inc.(b)	148,021	8,432,756
		79,512,493
Application Software–6.08%
Altair Engineering, Inc., Class A(b)	615,442	53,746,550
AppFolio, Inc., Class A(b)	147,310	33,633,819
Confluent, Inc., Class A(b)	1,016,260	26,392,272
Guidewire Software, Inc.(b)	467,757	53,286,878
Informatica, Inc., Class A(b)	1,334,648	38,504,595
Q2 Holdings, Inc.(b)	352,648	21,448,051
SPS Commerce, Inc.(b)	223,102	41,963,255
		268,975,420
Asset Management & Custody Banks–2.43%
Cohen & Steers, Inc.	138,709	9,749,856
Hamilton Lane, Inc., Class A	777,844	97,611,643
		107,361,499
Automotive Parts & Equipment–1.50%
Modine Manufacturing Co.(b)	658,439	66,449,664
Biotechnology–4.10%
Blueprint Medicines Corp.(b)	312,208	32,956,676
Cytokinetics, Inc.(b)	231,517	11,230,890
Halozyme Therapeutics, Inc.(b)	479,079	21,218,409
Insmed, Inc.(b)	230,965	12,714,623
Krystal Biotech, Inc.(b)	63,436	10,152,932
SpringWorks Therapeutics, Inc.(b)	277,931	11,523,019
Twist Bioscience Corp.(b)	664,815	27,855,749
Ultragenyx Pharmaceutical, Inc.(b)	236,336	9,486,527
Vaxcyte, Inc.(b)	257,631	18,103,730
Vericel Corp.(b)	374,133	17,846,144
Viking Therapeutics, Inc.(b)	134,804	8,392,897
		181,481,596
Broadline Retail–0.78%
Ollie’s Bargain Outlet Holdings, Inc.(b)	419,494	34,578,890
Building Products–2.49%
AAON, Inc.	578,422	43,410,571
AZEK Co., Inc. (The)(b)	940,736	45,117,699
Trex Co., Inc.(b)	252,382	21,825,995
		110,354,265
Cargo Ground Transportation–0.87%
Saia, Inc.(b)	93,702	38,369,095
Casinos & Gaming–0.52%
Red Rock Resorts, Inc., Class A	449,809	23,052,711
Commercial & Residential Mortgage Finance–1.73%
Essent Group Ltd.	537,525	30,477,668
Shares		Value
Commercial & Residential Mortgage Finance–(continued)
Mr. Cooper Group, Inc.(b)	553,253	$46,141,300
		76,618,968
Construction & Engineering–4.06%
Comfort Systems USA, Inc.	318,836	104,367,776
EMCOR Group, Inc.	193,253	75,109,711
		179,477,487
Construction Machinery & Heavy Transportation Equipment– 1.01%
Federal Signal Corp.	487,122	44,824,967
Construction Materials–0.96%
Eagle Materials, Inc.	183,367	42,612,657
Diversified Metals & Mining–0.36%
Hudbay Minerals, Inc. (Canada)	1,645,032	16,055,512
Education Services–1.54%
Duolingo, Inc.(b)	356,653	68,263,384
Electronic Components–0.97%
Coherent Corp.(b)	753,727	43,007,663
Electronic Equipment & Instruments–2.19%
Itron, Inc.(b)	220,876	23,755,214
Novanta, Inc.(b)	325,640	52,805,782
Vontier Corp.	505,498	20,209,810
		96,770,806
Electronic Manufacturing Services–1.17%
Celestica, Inc. (Canada)(b)	928,066	51,897,451
Environmental & Facilities Services–3.77%
Casella Waste Systems, Inc., Class A(b)	598,941	60,247,475
Clean Harbors, Inc.(b)	491,249	106,399,621
		166,647,096
Health Care Equipment–3.49%
Glaukos Corp.(b)	405,421	45,699,055
Inspire Medical Systems, Inc.(b)	140,316	22,280,778
Integer Holdings Corp.(b)	298,141	36,146,615
iRhythm Technologies, Inc.(b)	87,661	7,732,577
TransMedics Group, Inc.(b)	310,841	42,398,712
		154,257,737
Health Care Facilities–3.22%
Acadia Healthcare Co., Inc.(b)	339,429	23,383,264
Encompass Health Corp.	926,631	80,051,652
Select Medical Holdings Corp.	327,057	11,299,819
Surgery Partners, Inc.(b)	1,008,028	27,821,572
		142,556,307
Health Care Services–1.26%
BrightSpring Health Services, Inc.(b)	1,009,679	11,358,889
RadNet, Inc.(b)	755,649	44,311,257
		55,670,146

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Health Care Supplies–1.90%
Lantheus Holdings, Inc.(b)	182,744	$14,953,941
Merit Medical Systems, Inc.(b)	436,315	35,406,962
RxSight, Inc.(b)	576,965	33,735,144
		84,096,047
Homebuilding–2.93%
Meritage Homes Corp.	142,965	25,211,878
Taylor Morrison Home Corp., Class A(b)	864,807	50,011,789
TopBuild Corp.(b)	130,466	54,528,264
		129,751,931
Industrial Machinery & Supplies & Components–4.11%
Crane Co.	399,059	59,491,716
ESAB Corp.	565,539	58,148,720
SPX Technologies, Inc.(b)	459,216	64,023,894
		181,664,330
Industrial REITs–0.42%
Terreno Realty Corp.	325,039	18,390,707
Investment Banking & Brokerage–1.85%
Evercore, Inc., Class A	402,216	81,625,715
Life Sciences Tools & Services–3.31%
Medpace Holdings, Inc.(b)	274,925	106,214,525
Repligen Corp.(b)	269,916	40,241,776
		146,456,301
Managed Health Care–1.06%
HealthEquity, Inc.(b)	576,393	47,079,780
Marine Transportation–0.50%
Kirby Corp.(b)	179,604	22,301,429
Oil & Gas Equipment & Services–3.14%
TechnipFMC PLC (United Kingdom)	2,077,768	54,416,744
Tidewater, Inc.(b)	282,710	29,212,424
Weatherford International PLC(b)	457,373	55,040,267
		138,669,435
Oil & Gas Exploration & Production–2.04%
Matador Resources Co.	710,866	45,104,448
Northern Oil and Gas, Inc.	1,101,309	45,076,577
		90,181,025
Packaged Foods & Meats–1.09%
Freshpet, Inc.(b)	368,196	48,296,269
Personal Care Products–2.15%
BellRing Brands, Inc.(b)	757,909	44,087,566
e.l.f. Beauty, Inc.(b)	273,470	51,114,278
		95,201,844
Pharmaceuticals–0.56%
Intra-Cellular Therapies, Inc.(b)	368,248	24,760,996
Property & Casualty Insurance–0.50%
Kinsale Capital Group, Inc.	57,183	21,936,543
Research & Consulting Services–1.30%
Parsons Corp.(b)	754,629	57,464,998
Restaurants–4.73%
CAVA Group, Inc.(b)(c)	316,116	29,256,536
Shares		Value
Restaurants–(continued)
Shake Shack, Inc., Class A(b)	352,280	$33,427,849
Texas Roadhouse, Inc.	379,673	65,558,137
Wingstop, Inc.	219,480	80,911,302
		209,153,824
Semiconductor Materials & Equipment–4.20%
FormFactor, Inc.(b)	782,231	42,803,680
Nova Ltd. (Israel)(b)	302,712	63,160,859
Onto Innovation, Inc.(b)	368,550	79,864,785
		185,829,324
Semiconductors–5.55%
Allegro MicroSystems, Inc. (Japan)(b)	1,459,641	43,993,580
Astera Labs, Inc.(b)	182,665	11,789,199
Impinj, Inc.(b)	360,203	58,954,425
Lattice Semiconductor Corp.(b)	514,812	38,219,643
MACOM Technology Solutions Holdings, Inc.(b)	584,801	59,146,773
Silicon Laboratories, Inc.(b)	263,975	33,305,726
		245,409,346
Specialty Chemicals–0.89%
Element Solutions, Inc.	1,637,882	39,358,305
Steel–2.89%
ATI, Inc.(b)	1,013,818	62,187,596
Carpenter Technology Corp.	590,569	65,476,385
		127,663,981
Systems Software–3.09%
CyberArk Software Ltd.(b)	276,438	63,373,412
GitLab, Inc., Class A(b)	141,502	6,677,479
JFrog Ltd. (Israel)(b)	893,435	28,741,804
Varonis Systems, Inc.(b)	886,374	38,078,627
		136,871,322
Trading Companies & Distributors–1.97%
Applied Industrial Technologies, Inc.	282,566	54,535,238
H&E Equipment Services, Inc.	691,840	32,772,461
		87,307,699
Total Common Stocks & Other Equity Interests (Cost $3,051,472,787)		4,278,550,410
Money Market Funds–2.91%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	44,996,063	44,996,063
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(d)(e)	32,129,225	32,138,863
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	51,424,072	51,424,072
Total Money Market Funds (Cost $128,557,672)		128,558,998
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $3,180,030,459)		4,407,109,408
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,956,707	3,956,707
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	10,170,565	$10,173,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,130,323)		14,130,323
TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $3,194,160,782)		4,421,239,731
OTHER ASSETS LESS LIABILITIES—0.06%		2,837,162
NET ASSETS–100.00%		$4,424,076,893
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,168,870	$447,978,592	$(423,151,399)	$-	$-	$44,996,063	$1,294,222
Invesco Liquid Assets Portfolio, Institutional Class	14,395,120	319,984,710	(302,251,001)	1,035	8,999	32,138,863	949,578
Invesco Treasury Portfolio, Institutional Class	23,050,137	511,975,533	(483,601,598)	-	-	51,424,072	1,477,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,676,446	65,368,946	(65,088,685)	-	-	3,956,707	101,502*
Invesco Private Prime Fund	9,453,716	121,190,705	(120,470,576)	292	(521)	10,173,616	284,400*
Total	$70,744,289	$1,466,498,486	$(1,394,563,259)	$1,327	$8,478	$142,689,321	$4,107,112

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,278,550,410	$—	$—	$4,278,550,410
Money Market Funds	128,558,998	14,130,323	—	142,689,321
Total Investments	$4,407,109,408	$14,130,323	$—	$4,421,239,731
Invesco Discovery Fund